Segments Results (Tables)	12 Months Ended
Dec. 31, 2012
Segments Results [Abstract]
Schedule Of Components Of Results Of Operations By Segment
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,956	$104,444	$113,400

Gross profit	$1,587	$25,560	$27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			$9,653

Financial expenses, net			1,522

Other expenses, net			(1)

Income before taxes on in income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Year ended December 31, 2011
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on in income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Year ended December 31, 2010

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$6,996	$95,031	$102,027

Gross profit	$390	$25,675	$26,065

Sales and marketing			6,380
General and administrative			9,194

Operating income			$10,491

Financial income, net			667

Income before taxes on in income			$11,158

Depreciation and amortization	$444	$6,010	$6,454

Schedule Of Revenues And Long-Lived Assets By Geographic Areas

	Year ended December 31
Revenues:	2010	2011	2012

North America	$24,464	$31,763	$32,844
Europe	45,476	48,181	48,325
Asia	9,278	9,537	10,578
Israel	7,329	9,884	8,908
Middle East (other than Israel)	13,930	11,900	10,006
Rest of the world	1,550	1,655	2,739

	$102,027	$112,920	$113,400

Long lived assets:		December 31	December 31
		2011	2012

Israel		$44,249	$41,529
North America		5,566	6,506
Total		$49,815	$48,035